FIRST INVESTORS LIFE SERIES FUNDS
110 Wall Street
New York, New York 10005
212-858-8000

December 18, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the statutory prospectus and statement of additional information used with respect to First Investors Life Series Opportunity Fund and First Investors Life Series Total Return Fund, each a series of First Investors Life Series Funds (“Registrant”), does not differ from that contained in Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on December 13, 2012.

If you have any questions or comments concerning the filing, please contact me at 732-510-4345.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Life Series Funds